Employee Benefits - Summary of Net Pension and Post Retirement Cost for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of defined benefit plans [line items]
Defined benefit pension plan amendment cost/(credit)	₨ (1,479.3)	$ (21.4)		₨ 36,090.1
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	14,490.5	209.5		18,561.3	₨ 17,357.3
Defined benefit pension plan amendment cost/(credit)	3,799.0	54.9	£ 16.5	(36,090.1)
Administrative expenses	1,186.5	17.2		777.7	789.0
Plan settlement				(58.1)
Net interest cost / (income) (including onerous obligations)	774.5	11.2		1,923.0	1,490.3
Net periodic pension cost	₨ 20,250.5	$ 292.8		₨ (14,886.2)	₨ 19,636.6